Earnings per share - Reconciliation of Numerators and Denominators Used to Compute Basic and Diluted Earnings per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	3 Months Ended										5 Months Ended	12 Months Ended
	Sep. 30, 2015	Mar. 31, 2016		Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Numerator
Net income		$ 16,345		$ 17,240	$ 737	$ 11,612	$ 8,538					$ 23,454	$ 38,130		$ 37,295	$ 25,799
Less: net income attributable to non-controlling interests		12,977					113					19,348	19,612		487	361
Net income attributable to Planet Fitness, Inc.		$ 3,368					$ 8,425	$ 13,783	$ 8,303	$ 8,950	$ 6,259	$ 4,106	$ 18,518		$ 36,808	$ 25,438
Class A Common Stock [Member]
Denominator
Weighted-average shares of Class A common stock outstanding-basic		36,597,985										36,243,557
Earnings per share of Class A common stock-basic	$ 0.05			$ 0.06								$ 0.11
Earnings per share of Class A common stock-basic & diluted		$ 0.09	[1]										$ 0.11	[2]

[1]	Represents earnings per share of Class A common stock and weighted-average shares of Class A common stock outstanding for the period following the recapitalization transactions and IPO (see Note 9).
[2]	Represents earnings per share of Class A common stock and weighted-average shares of Class A common stock outstanding for the period from August 6, 2015 through December 31, 2015, the period following the recapitalization transactions and IPO (see Note 15).